Redeemable Noncontrolling Interests	6 Months Ended
Sep. 30, 2025
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
12.	Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the six months ended September 30, 2024 and 2025 are as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Beginning balance	¥2,645	¥3,432
Contribution to subsidiary	0	44,847
Transaction with noncontrolling interests	582	515
Adjustment of redeemable noncontrolling interests to redemption value	(0)	0
Comprehensive income (losses)
Net income	156	73
Other comprehensive income (losses)
Net change of unrealized gains (losses) on investment in securities	(12)	(6)
Net change of foreign currency translation adjustments	(157)	402
Total other comprehensive income (losses)	(169)	396
Comprehensive income (losses)	(13)	469
Dividends	(708)	(1,077)

Ending balance	¥2,506	¥48,186